Waddell & Reed Advisors Funds
                    Retirement Shares

                    Semiannual
                    Report
                    -----------------
                    December 31, 2002

CONTENTS

         3     President's Letter

         5     Performance Summary

         7     Portfolio Highlights

         8     Investments

        14     Statement of Assets and Liabilities

        15     Statement of Operations

        16     Statement of Changes in Net Assets

        17     Financial Highlights

        21     Notes to Financial Statements

        28     Independent Auditors' Report

        29     Directors & Officers














This report is submitted for the general information of the shareholders of Waddell & Reed Advisors Retirement Shares, Inc. It is not authorized for distribution to prospective investors in the Fund unless accompanied with or preceded by the Waddell & Reed Advisors Retirement Shares, Inc. current prospectus and current Fund performance information.

PRESIDENT'S LETTER OF RETIREMENT SHARES
----------------------------------------------------------------------
     December 31, 2002


Dear Shareholder,

Enclosed is our report on your Fund's operations for the six months ended December 31, 2002.

While the last six months brought a continuation of the geopolitical turmoil and corporate accounting scandals that have dashed investor confidence for most of the year, economic news did turn more positive during the period. The U.S. economy, in fact, has been quite resilient throughout 2002, after enduring many challenges.

The Federal Reserve reduced short-term interest rates on November 6 to 1.25 percent, the lowest level in many years. By December 31, we recognized numerous factors that may point to better economic growth prospects in the future. Consumer spending continues to be the underlying support mechanism, while inflation remains tame and personal income has increased consistently. With meager inflation, low interest rates, manageable debt burdens and rising personal income, we expect the economy to steer clear of the "double dip" recession that has been predicted by some economists.

While we do expect equity market volatility to continue, the underlying trends lead us to believe that the prospects for stocks are positive. We anticipate market support from tax relief and the possible elimination of the double taxation of dividends. While we do not expect returns similar to those experienced in the late 1990s, we believe the equity markets have the potential for positive returns in 2003.

At December 31, virtually all of the primary equity indexes had shown negative returns, although the declines were not as severe as during the first six months of the calendar year. For the last six months, the S&P 500 Index declined 10.30 percent. The other two major indexes suffered nearly as much, with the Nasdaq Composite Index declining 8.73 percent over the last six months and the Dow Jones Industrial Average declining 8.62 percent for the period.

In contrast to stocks, bonds did much better during the last six months, as evidenced by the Salomon Brothers Broad Investment Grade Index's increase of
6.27 percent for the period. Skepticism surrounding corporate accounting, along with geopolitical uncertainty, has brought out some risk aversion among investors, driving them toward the more conservative fixed income securities. Bond performance over the last six months also has been aided by low and declining inflation rates and an accommodative Federal Reserve.

The very nature of U.S. financial markets is one of fluctuation, of bulls and bears. While ongoing change can be disconcerting, we believe that the best way to approach a fluctuating market is to develop and maintain a personal financial plan. From our experience, those who adhere to a structured and consistent investment program over time take advantage of opportunities presented by the market's periodic downdrafts.

Ultimately, we believe that it is essential for serious investors to maintain a long-term perspective and to maintain a diversified portfolio. We believe that it remains important for all investors to review their investment asset allocation on a regular basis to ensure that it continues to adhere to individual risk tolerance and is adaptable to market changes.

Remember, a plan that is appropriate for you is appropriate regardless of inevitable market changes. You have a partnership with your Waddell & Reed financial advisor, and that partnership is built upon a customized program based on your specific needs. Focusing on that plan, despite market fluctuations, could be your key to a sound financial future. Thank you for your ongoing dedication and partnership.

Respectfully,
Henry J. Herrmann
President

SHAREHOLDER SUMMARY OF RETIREMENT SHARES
--------------------------------------------------------------------------
Retirement Shares

GOAL
Seeks to provide the highest long-term total investment return that is, in the opinion of the Fund's investment manager, consistent with reasonable safety of capital.

Strategy
Invests primarily in common stocks and debt securities (of any maturity and mostly of investment grade) of U.S. and foreign issuers. The Fund generally owns common stock of medium to large, well-established companies while typically emphasizing a blend of value and growth potential. Typically, the Fund's debt securities are either U.S. Government securities or investment-grade corporate bonds.

Founded
1972

Scheduled Dividend Frequency
Quarterly (March, June, September, December)

Performance Summary -- Class A Shares
Per Share Data
For the Six Months Ended December 31, 2002
------------------------------------------

Dividends paid ...............  $0.03
                                =====

Net asset value on
 12-31-02 .................... $ 5.20
  6-30-02 ....................   5.48
                               ------
Change per share ............. $(0.28)
                               ======

Past performance is not necessarily indicative of future results.

SHAREHOLDER SUMMARY OF RETIREMENT SHARES
--------------------------------------------------------------------------
Because of ongoing market volatility, the Fund's performance may be subject to substantial short-term fluctuation and current performance may be less than the results shown below. Please check the Waddell & Reed website at www.waddell.com for more current performance information.

Average Annual Total Return (A)
                         Class A                      Class B
                      With      Without         With        Without
Period           Sales Load(B) Sales Load(C)  CDSC(D)        CDSC(E)
------            ----------   ----------    -----------    ----------
 1-year period
  ended 12-31-02   -25.00%      -20.42%         -24.40%       -21.25%
 5-year period
  ended 12-31-02    -0.59%        0.60%           ---           ---
10-year period
  ended 12-31-02     5.81%        6.43%           ---           ---
Since inception
  of Class(F)        ---          ---            -7.28%        -6.73%

(A)Performance data represents share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
(B)Performance data is based on deduction of 5.75% sales load on the initial purchase in the periods.
(C)Performance data does not take into account the sales load deducted on an initial purchase.
(D)Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 5.00% upon redemption at the end of each of the periods.
(E)Performance data does not reflect the effect of paying the applicable CDSC upon redemption at the end of each of the periods.
(F)10-4-99 for Class B shares (the date on which shares were first acquired by shareholders).

Average Annual Total Return(A)
Period            Class C(B)   Class Y(C)
------            ----------   ----------
 1-year period
  ended 12-31-02   -21.25%      -20.18%
 5-year period
  ended 12-31-02     ---          0.85%
10-year period
  ended 12-31-02     ---          ---
Since inception
  of Class(D)       -6.72%        4.19%

(A)Performance data represents share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
(B)Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 1.00% which declines to zero at the end of the first year after investment. (Accordingly, these returns reflect no CDSC since it only applies to Class C shares held for twelve months or less.)
(C)Performance data does not include the effect of sales charges, as Class Y shares are not subject to these charges.
(D)10-4-99 for Class C shares and 2-27-96 for Class Y shares (the date on which shares were first acquired by shareholders).

SHAREHOLDER SUMMARY OF RETIREMENT SHARES
--------------------------------------------------------------------------
Portfolio Highlights

On December 31, 2002, Waddell & Reed Advisors Retirement Shares, Inc. had net assets totaling $649,844,481 invested in a diversified portfolio of:

   80.26% Common Stocks
   10.86% Corporate Debt Securities
    6.51% U.S. Government Securities
    1.56% Cash and Cash Equivalents
    0.81% Other Government Security


As a shareholder of Waddell & Reed Advisors Retirement Shares, Inc., for every $100 you had invested on December 31, 2002, your Fund owned:

 $23.19  Technology Stocks
  13.89  Energy Stocks
  12.83  Financial Services Stocks
  10.86  Corporate Debt Securities
   7.50  Health Care Stocks
   6.51  U.S. Government Securities
   6.18  Consumer Goods Stocks
   4.85  Retail Stocks
   4.65  Raw Materials Stocks
   2.56  Utilities Stocks
   2.19  Consumer Services Stocks
   1.56  Cash and Cash Equivalents
   1.38  Shelter Stocks
   1.04  Business Equipment and Services Stocks
   0.81  Other Government Security

THE INVESTMENTS OF RETIREMENT SHARES
     December 31, 2002

                                              Shares        Value

COMMON STOCKS
Aircraft - 7.03%
 Lockheed Martin Corporation  ............   300,000 $ 17,325,000
 Northrop Grumman Corporation  ...........   150,000   14,550,000
 Raytheon Company  .......................   450,000   13,837,500
                                                     ------------
                                                       45,712,500
                                                     ------------

Apparel - 1.37%
 NIKE, Inc., Class B  ....................   200,000    8,894,000
                                                     ------------

Banks - 3.40%
 Bank of America Corporation  ............   200,000   13,914,000
 Wells Fargo & Company  ..................   175,000    8,202,250
                                                     ------------
                                                       22,116,250
                                                     ------------

Beverages - 1.01%
 Coca-Cola Company (The)  ................   150,000    6,573,000
                                                     ------------

Broadcasting - 1.72%
 Clear Channel Communications, Inc.*  ....   300,000   11,187,000
                                                     ------------

Chemicals -- Specialty - 1.15%
 Air Products and Chemicals, Inc.  .......   175,000    7,481,250
                                                     ------------

Communications Equipment - 2.05%
 ADC Telecommunications, Inc.* ........... 2,000,000    4,190,000
 Corning Incorporated*  ..................   650,000    2,151,500
 Nokia Corporation, Series A, ADR  .......   450,000    6,975,000
                                                     ------------
                                                       13,316,500
                                                     ------------

Computers -- Micro - 1.01%
 Dell Computer Corporation*  .............   175,000    4,687,375
 Sun Microsystems, Inc.*  ................   600,000    1,863,000
                                                     ------------
                                                        6,550,375
                                                     ------------

Computers -- Peripherals - 6.21%
 BEA Systems, Inc.*  .....................   500,000    5,737,500
 Brocade Communications Systems, Inc.*  ..   400,000    1,658,000
 EMC Corporation*  ....................... 1,000,000    6,140,000
 Electronic Arts Inc.*  ..................   200,000    9,947,000
 Microsoft Corporation*  .................   175,000    9,051,000
 SAP Aktiengesellschaft, ADR  ............   400,000    7,800,000
                                                     ------------
                                                       40,333,500
                                                     ------------

Defense - 1.53%
 General Dynamics Corporation  ...........   125,000    9,921,250
                                                     ------------

Electronic Components - 3.57%
 Integrated Device Technology, Inc.*  ....   600,000    5,007,000
 Intel Corporation  ......................   400,000    6,230,000
 Linear Technology Corporation  ..........   100,000    2,568,500
 Microchip Technology Incorporated  ......   200,000    4,892,000
 Texas Instruments Incorporated  .........   300,000    4,503,000
                                                     ------------
                                                       23,200,500
                                                     ------------

Electronic Instruments - 1.79%
 Celestica Inc.*  ........................   350,000    4,935,000
 Molex Incorporated  .....................   125,000    2,880,000
 Molex Incorporated, Class A  ............   100,000    1,997,000
 Sanmina-SCI Corporation*  ...............   400,000    1,788,000
                                                     ------------
                                                       11,600,000
                                                     ------------

Forest and Paper Products - 1.38%
 Temple-Inland Inc.  .....................   200,000    8,962,000
                                                     ------------

Gold and Precious Metals - 2.16%
 Barrick Gold Corporation  ...............   500,000    7,705,000
 Placer Dome Inc.  .......................   550,000    6,325,000
                                                     ------------
                                                       14,030,000
                                                     ------------

Health Care -- Drugs - 3.41%
 AmerisourceBergen Corporation  ..........   150,000    8,146,500
 Merck & Co., Inc.  ......................   100,000    5,661,000
 Pharmacia Corporation  ..................   200,000    8,360,000
                                                     ------------
                                                       22,167,500
                                                     ------------

Hospital Supply and Management - 4.09%
 Anthem, Inc.*  ..........................   125,000    7,862,500
 HCA - The Healthcare Company  ...........   200,000    8,300,000
 UnitedHealth Group Incorporated  ........   125,000   10,437,500
                                                     ------------
                                                       26,600,000
                                                     ------------

Household -- General Products - 1.32%
 Procter & Gamble Company (The)  .........   100,000    8,594,000
                                                     ------------

Insurance -- Property and Casualty - 3.45%
 American International Group, Inc.  .....   125,000    7,231,250
 Chubb Corporation (The)  ................   150,000    7,830,000
 Travelers Property Casualty Corp.,
   Class A* ..............................   500,000    7,325,000
                                                     ------------
                                                       22,386,250
                                                     ------------

Mining - 1.34%
 Newmont Mining Corporation  .............   300,000    8,709,000
                                                     ------------

Motor Vehicles - 0.89%
 Harley-Davidson, Inc.  ..................   125,000    5,775,000
                                                     ------------

Petroleum -- Canada - 0.96%
 EnCana Corporation  .....................   200,000    6,220,000
                                                     ------------

Petroleum -- Domestic - 11.69%
 Anadarko Petroleum Corporation  .........   200,000    9,580,000
 Apache Corporation  .....................   225,000   12,822,750
 Brown (Tom), Inc.*  .....................   350,000    8,785,000
 EOG Resources, Inc.  ....................   150,000    5,988,000
 Murphy Oil Corporation  .................   400,000   17,140,000
 Patterson-UTI Energy, Inc.*  ............   200,000    6,035,000
 Spinnaker Exploration Company*  .........   250,000    5,512,500
 Western Gas Resources, Inc.  ............   275,000   10,133,750
                                                     ------------
                                                       75,997,000
                                                     ------------

Petroleum -- Services - 1.24%
 BJ Services Company*  ...................   250,000    8,077,500
                                                     ------------

Publishing - 0.47%
 Getty Images, Inc.*  ....................   100,000    3,055,000
                                                     ------------

Restaurants - 1.57%
 Darden Restaurants, Inc.  ...............   200,000    4,090,000
 Wendy's International, Inc.  ............   225,000    6,090,750
                                                     ------------
                                                       10,180,750
                                                     ------------

Retail -- General Merchandise - 1.15%
 Target Corporation  .....................   250,000    7,500,000
                                                     ------------

Retail -- Specialty Stores - 2.13%
 Best Buy Co., Inc.*  ....................   200,000    4,830,000
 Blockbuster Inc., Class A  ..............   200,000    2,450,000
 Lowe's Companies, Inc.  .................   175,000    6,562,500
                                                     ------------
                                                       13,842,500
                                                     ------------

Security and Commodity Brokers - 5.98%
 Charles Schwab Corporation (The)  .......   550,000    5,967,500
 Goldman Sachs Group, Inc. (The)  ........   175,000   11,917,500
 Marsh & McLennan Companies, Inc.  .......   300,000   13,863,000
 Prudential Financial, Inc.  .............   225,000    7,141,500
                                                     ------------
                                                       38,889,500
                                                     ------------

Timesharing and Software - 1.04%
 eBay Inc.*  .............................   100,000    6,778,500
                                                     ------------

Tobacco - 1.59%
 Philip Morris Companies Inc.  ...........   125,000    5,066,250
 R.J. Reynolds Tobacco Holdings, Inc.  ...   125,000    5,263,750
                                                     ------------
                                                       10,330,000
                                                     ------------

Utilities -- Electric - 0.85%
 Dominion Resources, Inc.  ...............   100,000    5,490,000
                                                     ------------

Utilities -- Telephone - 1.71%
 BellSouth Corporation  ..................   150,000    3,880,500
 Vodafone Group Plc,  ADR  ...............   400,000    7,248,000
                                                     ------------
                                                       11,128,500
                                                     ------------

TOTAL COMMON STOCKS - 80.26%                         $521,599,125
 (Cost: $548,055,303)

                                           Principal
                                           Amount in
                                           Thousands

CORPORATE DEBT SECURITIES
Air Transportation - 0.63%
 Southwest Airlines Co.,
   7.875%, 9-1-07 ........................   $ 3,650    4,107,856
                                                     ------------

Beverages - 0.84%
 Diageo Capital plc,
   6.125%, 8-15-05 .......................     5,000    5,474,555
                                                     ------------

Business Equipment and Services - 0.84%
 USA Waste Services, Inc.,
   7.125%, 10-1-07 .......................     5,000    5,458,025
                                                     ------------

Construction Materials - 0.84%
 Hanson Overseas B.V.,
   6.75%, 9-15-05 ........................     5,000    5,426,910
                                                     ------------

Electronic Components - 0.86%
 Cypress Semiconductor Corporation,
   Convertible,
   3.75%, 7-1-05 .........................     7,000    5,582,500
                                                     ------------

Electronic Instruments - 0.41%
 Teradyne, Inc., Convertible,
   3.75%, 10-15-06 .......................     3,000    2,688,750
                                                     ------------

Finance Companies - 1.76%
 Bell Atlantic Financial Services, Inc.,
   7.6%, 3-15-07 .........................    10,000   11,404,670
                                                     ------------

Food and Related - 0.86%
 Unilever Capital Corporation,
   6.875%, 11-1-05 .......................     5,000    5,606,090
                                                     ------------

Health Care -- Drugs - 0.68%
 Merck & Co., Inc.,
   6.75%, 9-19-05 ........................     4,000    4,442,208
                                                     ------------

Hospital Supply and Management - 1.13%
 Columbia/HCA Healthcare Corporation,
   6.91%, 6-15-05 ........................     7,000    7,355,292
                                                     ------------

Multiple Industry - 0.57%
 General Electric Capital Corporation,
   8.3%, 9-20-09 .........................     3,000    3,682,710
                                                     ------------

Utilities -- Telephone - 1.44%
 AT&T Broadband Corp.,
   8.375%, 3-15-13 .......................     4,529    5,144,587
 AT&T Corp.,
   6.0%, 3-15-09 .........................       450      449,355
 Bell Telephone Company of Pennsylvania (The),
   8.35%, 12-15-30 .......................     3,000    3,779,940
                                                     ------------
                                                        9,373,882
                                                     ------------

TOTAL CORPORATE DEBT SECURITIES - 10.86%             $ 70,603,448
 (Cost: $65,110,660)

OTHER GOVERNMENT SECURITY - 0.81%
Chile
 Republic of Chile,
   5.625%, 7-23-07 .......................     5,000 $  5,275,095
                                                     ------------
 (Cost: $5,095,846)

UNITED STATES GOVERNMENT SECURITIES
Agency Obligation - 0.77%
 National Archives Facility Trust,
   8.5%, 9-1-19 ..........................     3,849    4,967,530
                                                     ------------

Mortgage-Backed Obligations - 1.84%
 Federal Home Loan Mortgage Corporation Fixed
   Rate Pass-Through Certificates:
   6.5%, 12-1-31 .........................     7,625    7,946,416
   6.5%, 1-1-32 ..........................     3,855    4,017,364
                                                     ------------
                                                       11,963,780
                                                     ------------

Treasury Obligation - 3.90%
 United States Treasury Note,
   4.0%, 11-15-12 ........................    25,000   25,353,525
                                                     ------------

TOTAL UNITED STATES GOVERNMENT
 SECURITIES - 6.51%                                  $ 42,284,835
 (Cost: $39,781,686)

TOTAL SHORT-TERM SECURITIES - 0.93%                  $  6,017,172
 (Cost: $6,017,172)

TOTAL INVESTMENT SECURITIES - 99.37%                 $645,779,675
 (Cost: $664,060,667)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.63%       4,064,806

NET ASSETS - 100.00%                                 $649,844,481


Notes to Schedule of Investments

*No dividends were paid during the preceding 12 months.

 See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

 See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

STATEMENT OF ASSETS AND LIABILITIES
     RETIREMENT SHARES
     December 31, 2002
     (In Thousands, Except for Per Share Amounts)
ASSETS
 Investment securities - at value (Notes 1 and 3)  .     $645,780
 Receivables:
   Investment securities sold ......................        9,340
   Dividends and interest ..........................        2,162
   Fund shares sold ................................          351
 Prepaid insurance premium .........................           16
                                                         --------
    Total assets  ..................................      657,649
                                                         --------
LIABILITIES
 Payable for investment securities purchased .......        4,581
 Payable to Fund shareholders  .....................        2,846
 Accrued shareholder servicing (Note 2) ............          177
 Accrued service fee (Note 2)  .....................          131
 Accrued management fee (Note 2)  ..................           12
 Accrued accounting services fee (Note 2)  .........            7
 Accrued distribution fee (Note 2)  ................            5
 Due to custodian ..................................            2
 Other  ............................................           44
                                                         --------
    Total liabilities  .............................        7,805
                                                         --------
      Total net assets .............................     $649,844
                                                         ========
NET ASSETS
 $1.00 par value capital stock:
   Capital stock ...................................     $124,984
   Additional paid-in capital.......................      981,259
 Accumulated undistributed income (loss):
   Accumulated undistributed net investment income .           67
   Accumulated undistributed net realized loss on
    investment transactions  .......................     (438,185)
   Net unrealized depreciation in value of
    investments  ...................................      (18,281)
                                                         --------
    Net assets applicable to outstanding
      units of capital .............................     $649,844
                                                         ========
Net asset value per share (net assets divided by shares outstanding):
 Class A  ..........................................        $5.20
 Class B ...........................................        $5.15
 Class C  ..........................................        $5.15
 Class Y  ..........................................        $5.20
Capital shares outstanding:
 Class A  ..........................................      119,610
 Class B ...........................................        4,231
 Class C  ..........................................          932
 Class Y  ..........................................          211
Capital shares authorized ..........................      300,000
See Notes to Financial Statements.

STATEMENT OF OPERATIONS
     RETIREMENT SHARES
     For the Six Months Ended December 31, 2002
     (In Thousands)

INVESTMENT INCOME
 Income (Note 1B):
   Interest and amortization .......................    $   4,260
   Dividends (net of foreign
    withholding taxes of $17) ......................        2,526
                                                        ---------
    Total income  ..................................        6,786
                                                        ---------
 Expenses (Note 2):
   Investment management fee .......................        2,320
   Shareholder servicing:
    Class A  .......................................          872
    Class B  .......................................           74
    Class C  .......................................           15
    Class Y  .......................................            1
   Service fee:
    Class A  .......................................          757
    Class B  .......................................           28
    Class C  .......................................            6
   Distribution fee:
    Class A  .......................................           36
    Class B  .......................................           84
    Class C  .......................................           18
   Accounting services fee .........................           42
   Custodian fees ..................................           27
   Legal fees ......................................           13
   Audit fees ......................................           10
   Other ...........................................          115
                                                        ---------
    Total expenses  ................................        4,418
                                                        ---------
      Net investment income ........................        2,368
                                                        ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS (NOTES 1 AND 3)
 Realized net loss on securities  ..................     (108,088)
 Realized net gain on written options  .............          618
 Realized net loss on purchased options ............        (405)
 Realized net gain on futures contracts  ...........          310
 Realized net gain on foreign currency transactions            1
                                                        ---------
   Realized net loss on investments.................     (107,564)
   Unrealized appreciation in value of investments
    during the period  .............................       66,286
                                                        ---------
      Net loss on investments ......................      (41,278)
                                                        ---------
       Net decrease in net assets resulting
         from operations ...........................    $ (38,910)
                                                        =========


See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
     RETIREMENT SHARES
     (In Thousands)

                                           For the        For the
                                        six months    fiscal year
                                             ended          ended
                                      December 31,       June 30,
                                              2002        2002
                                        ------------  -----------
DECREASE IN NET ASSETS
 Operations:
   Net investment income ...............    $  2,368    $   8,567
   Realized net loss on investments ....    (107,564)    (176,857)
   Unrealized appreciation
    (depreciation)  ....................      66,286      (30,241)
                                            --------   ----------
    Net decrease in net assets
      resulting from operations ........     (38,910)    (198,531)
                                            --------   ----------
 Distributions to shareholders from (Note 1E):(1)
   Net investment income:
    Class A  ...........................      (4,191)      (8,233)
    Class B  ...........................         ---          ---
    Class C  ...........................         ---          ---
    Class Y  ...........................          (9)         (53)
   Realized gains on securities transactions:
    Class A  ...........................         ---       (1,827)
    Class B  ...........................         ---          (66)
    Class C  ...........................         ---          (13)
    Class Y  ...........................         ---           (8)
                                            --------   ----------
                                              (4,200)     (10,200)
                                            --------   ----------
 Capital share transactions (Note 6)  ..     (81,917)    (146,432)
                                            --------   ----------
      Total decrease....................    (125,027)    (355,163)
NET ASSETS
 Beginning of period  ..................     774,871    1,130,034
                                            --------   ----------
 End of period, including undistributed
   net investment income of $67
   and $1,898, respectively ............    $649,844   $  774,871
                                            ========   ==========

(1)See "Financial Highlights" on pages 17 - 20.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
     RETIREMENT SHARES
     Class A Shares
     For a Share of Capital Stock Outstanding Throughout Each Period:

                    For the
                 six months
                      ended    For the fiscal year ended June 30,
               December 31,  ------------------------------------
                       2002    2002   2001    2000   1999    1998
                     ------  ------ ------  ------ ------  ------
Net asset value,
 beginning of
 period  ...........  $5.48   $6.84 $12.05  $ 9.84  $9.28   $9.14
                      -----   ----- ------  ------  -----   -----
Income (loss) from investment
 operations:
 Net investment
   income ..........   0.02    0.06   0.06    0.06   0.19    0.24
 Net realized and
   unrealized gain (loss)
   on investments ..  (0.27)  (1.35) (2.52)   3.92   0.92    0.99
                      -----   ----- ------  ------  -----   -----
Total from investment
 operations  .......  (0.25)  (1.29) (2.46)   3.98   1.11    1.23
                      -----   ----- ------  ------  -----   -----
Less distributions:
 From net investment
   income ..........  (0.03)  (0.06) (0.06)  (0.06) (0.18)  (0.25)
 From capital gains   (0.00)  (0.01) (2.42)  (1.71) (0.37)  (0.84)
 In excess of
   capital gains ...  (0.00)  (0.00) (0.27)  (0.00) (0.00)  (0.00)
                      -----   ----- ------  ------  -----   -----
Total distributions.  (0.03)  (0.07) (2.75)  (1.77) (0.55)  (1.09)
                      -----   ----- ------  ------  -----   -----
Net asset value,
 end of period  ....  $5.20   $5.48 $ 6.84  $12.05  $9.84   $9.28
                      =====   ===== ======  ======  =====   =====
Total return(1) ....  -4.48% -18.97%-23.46%  43.54% 12.75%  14.45%
Net assets, end of
 period (in millions)  $622    $739 $1,075  $1,377   $890    $825
Ratio of expenses to
 average net assets    1.29%(2)1.21%  1.11%   1.10%  0.99%   0.93%
Ratio of net
 investment income
 to average net
 assets  ...........   0.76%(2)0.93%  0.62%   0.55%  2.04%   2.57%
Portfolio turnover
 rate  ............. 114.56% 266.28%227.44% 295.37%122.58%  53.52%
(1)Total return calculated without taking into account the sales load deducted on an initial purchase.
(2)Annualized.
See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
     RETIREMENT SHARES
     Class B Shares
     For a Share of Capital Stock Outstanding Throughout Each Period:
                                           For the
                   For the    For the       period
                six months  fiscal year       from
                     ended  ended June 30,10-4-99(1)
              December 31,  ---------------through
                     2002     2002   2001  6-30-00
                 --------   ----------------------
Net asset value,
 beginning of period  $5.42    $6.78 $12.00  $10.12
                     -----     ----- ------  ------
Income (loss) from investment
 operations:
 Net investment loss  (0.02)   (0.01) (0.01)  (0.01)
 Net realized and
   unrealized gain (loss)
   on investments ..  (0.25)   (1.34) (2.52)   3.60
                     -----     ----- ------  ------
Total from investment
 operations  .......  (0.27)   (1.35) (2.53)   3.59
                     -----     ----- ------  ------
Less distributions:
 From net investment
   income ..........  (0.00)   (0.00) (0.00)  (0.00)
 From capital gains   (0.00)   (0.01) (2.42)  (1.71)
 In excess of
   capital gains ...  (0.00)   (0.00) (0.27)  (0.00)
                     -----     ----- ------  ------
Total distributions   (0.00)   (0.01) (2.69)  (1.71)
                     -----     ----- ------  ------
Net asset value,
 end of period  ....  $5.15    $5.42 $ 6.78  $12.00
                     =====     ===== ======  ======
Total return .......  -4.98%  -19.90%-24.19%  38.28%
Net assets, end of
 period (in
 millions)  ........    $22      $27    $39     $28
Ratio of expenses to
 average net assets    2.44%(2) 2.24%  2.07%   2.05%(2)
Ratio of net investment
 loss to average
 net assets  .......  -0.39%(2)-0.10% -0.36%  -0.42%(2)
Portfolio turnover
 rate  ............. 114.56%  266.28%227.44% 295.37%(3)
(1)Commencement of operations of the class.
(2)Annualized.
(3)For the twelve months ended June 30, 2000.
See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
     RETIREMENT SHARES
     Class C Shares
     For a Share of Capital Stock Outstanding Throughout Each Period:
                                           For the
                   For the    For the       period
                six months  fiscal year       from
                     ended  ended June 30,10-4-99(1)
              December 31,  ---------------through
                     2002     2002   2001  6-30-00
                 --------   ----------------------
Net asset value,
 beginning of period  $5.42    $6.77 $12.00  $10.12
                     -----     ----- ------  ------
Income (loss) from investment
 operations:
 Net investment loss  (0.01)   (0.01) (0.01)  (0.01)
 Net realized and
   unrealized gain (loss)
   on investments ..  (0.26)   (1.33) (2.53)   3.60
                     -----     ----- ------  ------
Total from investment
 operations  .......  (0.27)   (1.34) (2.54)   3.59
                     -----     ----- ------  ------
Less distributions:
 From net investment
   income ..........  (0.00)   (0.00) (0.00)  (0.00)
 From capital gains   (0.00)   (0.01) (2.42)  (1.71)
 In excess of
   capital gains ...  (0.00)   (0.00) (0.27)  (0.00)
                     -----     ----- ------  ------
Total distributions   (0.00)   (0.01) (2.69)  (1.71)
                     -----     ----- ------  ------
Net asset value,
 end of period  ....  $5.15    $5.42 $ 6.77  $12.00
                     =====     ===== ======  ======
Total return .......  -4.98%  -19.79%-24.28%  38.28%
Net assets, end of
 period (in
 millions)  ........     $5       $6     $8      $6
Ratio of expenses to
 average net assets    2.37%(2) 2.24%  2.09%   2.07%(2)
Ratio of net investment
 loss to average
 net assets  .......  -0.32%(2)-0.09% -0.38%  -0.44%(2)
Portfolio turnover
 rate  ............. 114.56%  266.28%227.44% 295.37%(3)
(1)Commencement of operations of the class.
(2)Annualized.
(3)For the twelve months ended June 30, 2000.
See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
     RETIREMENT SHARES
     Class Y Shares
     For a Share of Capital Stock Outstanding Throughout Each Period:

                    For the
                 six months
                      ended    For the fiscal year ended June 30,
               December 31,  ------------------------------------
                       2002    2002   2001    2000   1999    1998
                     ------  ------ ------  ------ ------  ------
Net asset value,
 beginning of period  $5.48   $6.84 $12.05  $ 9.85  $9.28   $9.14
                      -----   ----- ------  ------  -----   -----
Income (loss) from investment
 operations:
 Net investment
   income ..........   0.04    0.07   0.09    0.10   0.20    0.25
 Net realized and
   unrealized gain (loss)
   on investments ..  (0.28)  (1.35) (2.53)   3.89   0.94    0.99
                      -----   ----- ------  ------  -----   -----
Total from investment
 operations ........  (0.24)  (1.28) (2.44)   3.99   1.14    1.24
                      -----   ----- ------  ------  -----   -----
Less distributions:
 From net investment
   income...........  (0.04)  (0.07) (0.08)  (0.08) (0.20)  (0.26)
 From capital gains   (0.00)  (0.01) (2.42)  (1.71) (0.37)  (0.84)
 In excess of
   capital gains ...  (0.00)  (0.00) (0.27)  (0.00) (0.00)  (0.00)
                      -----   ----- ------  ------  -----   -----
Total distributions.  (0.04)  (0.08) (2.77)  (1.79) (0.57)  (1.10)
                      -----   ----- ------  ------  -----   -----
Net asset value,
 end of period  ....  $5.20   $5.48 $ 6.84  $12.05  $9.85   $9.28
                      =====   ===== ======  ======  =====   =====
Total return .......  -4.33% -18.72%-23.28%  43.75% 13.11%  14.62%
Net assets, end of
 period (in
 millions)  ........     $1      $3     $8     $11     $3      $3
Ratio of expenses
 to average net
 assets ............   0.94%(1)0.91%  0.87%   0.88%  0.75%   0.79%
Ratio of net
 investment income
 to average net
 assets ............   1.09%(1)1.20%  0.79%   0.75%  2.32%   2.71%
Portfolio
 turnover rate ..... 114.56% 266.28%227.44% 295.37%122.58%  53.52%

(1)Annualized.
See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
     December 31, 2002

NOTE 1 -- Significant Accounting Policies

Waddell & Reed Advisors Retirement Shares, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Its investment objective is to provide the highest long-term total investment return as is, in the opinion of the Fund's investment manager, consistent with reasonable safety of capital. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A. Security valuation -- Each stock and convertible bond is valued at the latest sale price thereof on each business day of the fiscal period as reported by the principal securities exchange on which the issue is traded or, if no sale is reported for a stock, the average of the latest bid and asked prices. Bonds, other than convertible bonds, are valued using a pricing system provided by a pricing service or dealer in bonds. Convertible bonds are valued using this pricing system only on days when there is no sale reported. Stocks which are traded over-the-counter are priced using the Nasdaq Stock Market, which provides information on bid and asked prices quoted by major dealers in such stocks. Restricted securities and securities for which quotations are not readily available are valued as determined in good faith in accordance with procedures established by and under the general supervision of the Fund's Board of Directors. Short-term debt securities are valued at amortized cost, which approximates market value.

B. Security transactions and related investment income -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Premium and discount on the purchase of bonds are
     amortized for both financial and tax reporting purposes.   Dividend income
     is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. See Note 3 -- Investment Securities Transactions.

C. Foreign currency translations -- All assets and liabilities denominated in foreign currencies are translated into U.S. dollars daily. Purchases and sales of investment securities and accruals of income and expenses are translated at the rate of exchange prevailing on the date of the transaction. For assets and liabilities other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates. The Fund combines fluctuations from currency exchange rates and fluctuations in market value when computing net realized and unrealized gain or loss from investments.

D. Federal income taxes -- It is the Fund's policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. In addition, the Fund intends to pay distributions as required to avoid imposition of excise tax. Accordingly, provision has not been made for Federal income taxes. See Note 4 -- Federal Income Tax Matters.

E. Dividends and distributions -- Dividends and distributions to shareholders are recorded by the Fund on the business day following record date. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sales and post-October losses, foreign currency transactions, net operating losses and expiring capital loss carryovers.

F.   Futures -- See Note 5 -- Futures.

G.   Options -- See Note 7 - Options.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2 -- Investment Management and Payments to Affiliated Persons

Waddell & Reed Investment Management Company ("WRIMCO"), a wholly owned subsidiary of Waddell & Reed, Inc. ("W&R"), serves as the Fund's investment manager. The Fund pays a fee for investment management services. The fee is computed daily based on the net asset value at the close of business. The fee is payable by the Fund at the annual rates of: 0.70% of net assets up to $1 billion, 0.65% of net assets over $1 billion and up to $2 billion, 0.60% of net assets over $2 billion and up to $3 billion, and 0.55% of net assets over $3 billion. The Fund accrues and pays this fee daily. The Fund also reimburses WRIMCO for certain expenses, including additional Fund-related security costs incurred by WRIMCO as a result of the September 11, 2001 terrorist activities. The amount reimbursed represents the Fund's share of incremental security-related costs including the cost of using private transportation for WRIMCO's personnel in lieu of commercial transportation, certain security-related personnel and facilities costs. At December 31, 2002, additional security costs amounted to $16,183, which is included in other expenses.

The Fund has an Accounting Services Agreement with Waddell & Reed Services Company ("WRSCO"), a wholly owned subsidiary of W&R. Under the agreement, WRSCO acts as the agent in providing bookkeeping and accounting services and assistance to the Fund, including maintenance of Fund records, pricing of Fund shares, preparation of prospectuses for existing shareholders, preparation of proxy statements and certain shareholder reports. For these services, the Fund pays WRSCO a monthly fee of one-twelfth of the annual fee shown in the following table.

                            Accounting Services Fee
                  Average
               Net Asset Level           Annual Fee
          (all dollars in millions) Rate for Each Level
          ------------------------- -------------------
           From $    0 to $   10          $      0
           From $   10 to $   25          $ 11,000
           From $   25 to $   50          $ 22,000
           From $   50 to $  100          $ 33,000
           From $  100 to $  200          $ 44,000
           From $  200 to $  350          $ 55,000
           From $  350 to $  550          $ 66,000
           From $  550 to $  750          $ 77,000
           From $  750 to $1,000          $ 93,500
                $1,000 and Over           $110,000

In addition, for each class of shares in excess of one, the Fund pays WRSCO a monthly per-class fee equal to 2.5% of the monthly base fee.

For Class A, Class B and Class C shares, the Fund pays WRSCO a monthly per account charge for shareholder servicing of $1.5792 for each shareholder account which was in existence at any time during the prior month. With respect to Class Y shares, the Fund pays WRSCO a monthly fee at an annual rate of 0.15% of the average daily net assets of the class for the preceding month. The Fund also reimburses W&R and WRSCO for certain out-of-pocket costs for all classes.

As principal underwriter for the Fund's shares, W&R received gross sales commissions for Class A shares (which are not an expense of the Fund) of $407,672. During the period ended December 31, 2002, W&R received $33,216 and $366 in deferred sales charges for Class B shares and Class C shares, respectively. With respect to Class A, Class B and Class C shares, W&R paid sales commissions of $254,228 and all expenses in connection with the sale of Fund shares, except for registration fees and related expenses.

Under a Distribution and Service Plan for Class A shares adopted by the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund may pay a distribution and/or service fee to W&R in an amount not to exceed 0.25% of the Fund's Class A average annual net assets. The fee is to be paid to reimburse W&R for amounts it expends in connection with the distribution of the Class A shares and/or provision of personal services to Fund shareholders and/or maintenance of shareholder accounts.

Under the Distribution and Service Plan adopted by the Fund for Class B and Class C shares, respectively, the Fund may pay W&R a service fee of up to 0.25%, on an annual basis, of the average daily net assets of the class to compensate W&R for providing services to shareholders of that class and/or maintaining shareholder accounts for that class and a distribution fee of up to 0.75%, on an annual basis, of the average daily net assets of the class to compensate W&R for distributing the shares of that class. The Class B Plan and the Class C Plan each permit W&R to receive compensation, through the distribution and service fee, respectively, for its distribution activities for that class, which are similar to the distribution activities described with respect to the Class A Plan, and for its activities in providing personal services to shareholders of that class and/or maintaining shareholder accounts of that class, which are similar to the corresponding activities for which it is entitled to reimbursement under the Class A Plan.

The Fund paid Directors' fees of $14,664, which are included in other expenses.

W&R is a subsidiary of Waddell & Reed Financial, Inc., a public holding company, and a direct subsidiary of Waddell & Reed Financial Services, Inc., a holding company.

NOTE 3 -- Investment Securities Transactions

Purchases of investment securities, other than U.S. Government obligations and short-term securities, aggregated $663,428,546, while proceeds from maturities and sales aggregated $717,537,169. Purchases of short-term and U.S. Government securities aggregated $1,082,878,559 and $60,047,265, respectively. Proceeds from maturities and sales of short-term and U.S. Government securities aggregated $1,105,407,513 and $79,874,794, respectively. Purchases of options aggregated $3,100,724, while proceeds aggregated $3,313,913.

For Federal income tax purposes, cost of investments owned at December 31, 2002 was $664,109,819, resulting in net unrealized depreciation of $18,330,144, of which $38,476,624 related to appreciated securities and $56,806,768 related to depreciated securities.

NOTE 4 -- Federal Income Tax Matters

For Federal income tax purposes, the Fund's distributed and undistributed earnings and profit for the fiscal year ended June 30, 2002 and the related capital loss carryover and post-October activity were as follows:

Net ordinary income ............ $  8,575,301
Distributed ordinary income ....    6,664,095
Undistributed ordinary income **    1,911,206

Realized long-term capital gains          ---
Distributed long-term capital gains       ---
Undistributed long-term capital gains     ---

Capital loss carryover .........  241,830,766

Post-October losses deferred ...   88,168,964

**This entire amount was distributed prior to December 31, 2002.

Internal Revenue Code regulations permit the Fund to defer into its next fiscal year net capital losses or net long-term capital losses incurred between each November 1 and the end of its fiscal year ("post-October losses").

Capital loss carryovers are available to offset future realized capital gain net income for Federal income tax purposes. The following shows the totals by year in which the capital loss carryovers will expire if not utilized.

June 30, 2010 .................. $241,830,766
                                 ============

NOTE 5 -- Futures

The Fund may engage in buying and selling interest rate futures contracts, but only Debt Futures and Municipal Bond Index Futures. Upon entering into a futures contract, the Fund is required to deposit, in a segregated account, an amount of cash or U.S. Treasury Bills equal to a varying specified percentage of the contract amount. This amount is known as the initial margin. Subsequent payments ("variation margins") are made or received by the Fund each day, dependent on the daily fluctuations in the value of the underlying debt security or index. These changes in the variation margins are recorded by the Fund as unrealized gains or losses. Upon the closing of the contracts, the cumulative net change in the variation margin is recorded as realized gain or loss. The Fund uses futures to attempt to reduce the overall risk of its investments.

NOTE 6 -- Multiclass Operations

The Fund currently offers four classes of shares, Class A, Class B, Class C and Class Y, each of which have equal rights as to assets and voting privileges. Class Y shares are not subject to a sales charge on purchases, are not subject to a Rule 12b-1 Distribution and Service Plan and are subject to a separate shareholder servicing fee structure. A comprehensive discussion of the terms under which shares of each class are offered is contained in the Prospectus and the Statement of Additional Information for the Fund.

Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based on the value of their relative net assets as of the beginning of each day adjusted for the prior day's capital share activity.

Transactions in capital stock are summarized below.  Amounts are in thousands.

                            For the       For the
                         six months   fiscal year
                              ended         ended
                       December 31,      June 30,
                           2002              2002
                       ------------  ------------
Shares issued from sale
 of shares:
 Class A  ............        4,294        28,052
 Class B .............          226           768
 Class C .............           99           243
 Class Y  ............           24           178
Shares issued from reinvestment
 of dividends and/or capital gains
 distribution:
 Class A  ............          813         1,647
 Class B .............          ---            10
 Class C .............          ---             2
 Class Y  ............            2             9
Shares redeemed:
 Class A  ............      (20,493)      (52,000)
 Class B .............         (901)       (1,589)
 Class C .............         (214)         (382)
 Class Y  ............         (429)         (707)
                         ----------    ----------
Decrease in outstanding
 capital shares ......      (16,579)     (23,769)
                         ==========    ==========
Value issued from sale
 of shares:
 Class A  ............     $ 21,648     $ 178,086
 Class B .............        1,126         4,765
 Class C .............          483         1,499
 Class Y  ............          122         1,114
Value issued from
 reinvestment of dividends
 and/or capital gains
 distribution:
 Class A  ............        4,153         9,962
 Class B  ............          ---            65
 Class C  ............          ---            13
 Class Y  ............            9            53
Value redeemed:
 Class A  ............     (101,894)     (325,687)
 Class B  ............       (4,423)       (9,744)
 Class C  ............       (1,053)       (2,334)
 Class Y  ............       (2,088)       (4,224)
                           --------     ---------
Decrease in outstanding
 capital  ............     $(81,917)    $(146,432)
                           ========     =========

NOTE 7 -- Options

Options purchased by the Fund are accounted for in the same manner as marketable portfolio securities. The cost of portfolio securities acquired through the exercise of call options is increased by the premium paid to purchase the call. The proceeds from securities sold through the exercise of put options are decreased by the premium paid to purchase the put.

When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability is subsequently adjusted to reflect the current market value of the option written. The current market value of an option is the last sales price on the principal exchange on which the option is traded or, in the absence of transactions, the mean between the bid and asked prices or at a value supplied by a broker-dealer. When an option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the call option was sold) and the liability related to such option is extinguished. When a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. When a written put option is exercised, the cost basis of the securities purchased by the Fund is reduced by the amount of the premium received.

Transactions in call options written were as follows:

                               Number of       Premiums
                               Contracts       Received
                               ---------       --------
     Outstanding at
       June 30, 2002                 ---       $    ---
     Options written               4,500        625,743
     Options terminated
       in closing purchase
       transactions               (4,500)      (625,743)
     Options exercised               ---            ---
     Options expired                 ---            ---
                                   -----      ---------
     Outstanding at
       December 31, 2002             ---       $    ---
                                   =====      =========

Transactions in put options written were as follows:

                               Number of        Premium
                               Contracts       Received
                               ---------       --------
     Outstanding at
       June 30, 2002                 ---       $    ---
     Options written               5,500        721,065
     Options terminated
       in closing purchase
       transactions               (5,500)      (721,065)
     Options exercised               ---            ---
     Options expired                 ---            ---
                                   -----       --------
     Outstanding at
       December 31, 2002             ---       $    ---
                                   =====       ========

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders,
Waddell & Reed Advisors Retirement Shares, Inc.:


We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Waddell & Reed Advisors Retirement Shares, Inc. (the "Fund") as of December 31, 2002, and the related statement of operations for the six-month period then ended, the statements of changes in net assets for the six-month period then ended and the fiscal year ended June 30, 2002, and the financial highlights for the six-month period ended December 31, 2002, and each of the five fiscal years in the period ended June 30, 2002. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Waddell & Reed Advisors Retirement Shares, Inc. as of December 31, 2002, the results of its operations for the six-month period then ended, the changes in its net assets for the six-month period then ended and the fiscal year ended June 30, 2002, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.



Deloitte & Touche LLP
Kansas City, Missouri
February 7, 2003

DIRECTORS
Keith A. Tucker, Chairman of the Board
James M. Concannon
John A. Dillingham
David P. Gardner
Linda K. Graves
Joseph Harroz, Jr.
John F. Hayes
Robert L. Hechler
Henry J. Herrmann
Glendon E. Johnson
Frank J. Ross, Jr.
Eleanor B. Schwartz
Frederick Vogel III

OFFICERS
Henry J. Herrmann, President
Charles W. Hooper, Jr., Vice President
Theodore W. Howard, Vice President and Treasurer
Kristen A. Richards, Vice President and Secretary
Daniel C. Schulte, Vice President
Michael D. Strohm, Vice President

To all traditional IRA Planholders:

As required by law, income tax will automatically be withheld from any distribution or withdrawal from a traditional IRA unless you make a written election not to have taxes withheld. The election may be made on the distribution/withdrawal form provided by Waddell & Reed, Inc. which can be obtained from your Waddell & Reed financial advisor or by submitting Internal Revenue Service Form W-4P. Once made, an election can be revoked by providing written notice to Waddell & Reed, Inc. If you elect not to have tax withheld you may be required to make payments of estimated tax. Penalties may be imposed by the IRS if withholding and estimated tax payments are not adequate.

The Waddell & Reed Advisors Group of Mutual Funds

Waddell & Reed Advisors Accumulative Fund
Waddell & Reed Advisors Asset Strategy Fund, Inc.
Waddell & Reed Advisors Bond Fund
Waddell & Reed Advisors Cash Management, Inc.
Waddell & Reed Advisors Continental Income Fund, Inc.
Waddell & Reed Advisors Core Investment Fund
Waddell & Reed Advisors Global Bond Fund, Inc.
Waddell & Reed Advisors Government Securities Fund
Waddell & Reed Advisors High Income Fund, Inc.
Waddell & Reed Advisors International Growth Fund, Inc.
Waddell & Reed Advisors Limited-Term Bond Fund
Waddell & Reed Advisors Municipal Bond Fund, Inc.
Waddell & Reed Advisors Municipal High Income Fund, Inc.
Waddell & Reed Advisors New Concepts Fund, Inc.
Waddell & Reed Advisors Retirement Shares, Inc.
Waddell & Reed Advisors Science and Technology Fund
Waddell & Reed Advisors Small Cap Fund, Inc.
Waddell & Reed Advisors Tax-Managed Equity Fund, Inc.
Waddell & Reed Advisors Value Fund, Inc.
Waddell & Reed Advisors Vanguard Fund, Inc.


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FOR MORE INFORMATION:
Contact your financial advisor, or your
local office as listed on your
Account Statement, or contact:
  WADDELL & REED
  CLIENT SERVICES
  6300 Lamar Avenue
  P. O. Box 29217
  Shawnee Mission, KS  66201-9217
  (888) WADDELL
  (888) 923-3355

Our INTERNET address is:
  http://www.waddell.com

NUR1007SA(12-02)

For more complete information regarding any of the mutual funds in Waddell & Reed Advisors Funds, including charges and expenses, please obtain the Fund's prospectus by calling or writing to the number or address listed above. Please read the prospectus carefully before investing.